Supplement to the
Fidelity® Strategic
Real Return Fund
November 29, 2006
Prospectus

The following information replaces the information found under the heading "Fee Table" in the "Investment Summary" section beginning on page 3.

Annual operating expenses (paid from Strategic Real Return assets)

Strategic Real Return
Management fee	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.23%
Total annual class operating expenses	0.80%

The following information replaces the similar information found in the 3rd paragraph under "Principal Investment Strategies" in the "Investment Details" section on page 6.

The commodity-linked notes and related investments category includes notes and other commodity-linked investments that seek to track all or part of the performance of an index chosen by FMR to represent the commodities market, as well as short-term investment-grade debt securities, and may also include swaps and futures. As of September 30, 2006, FMR was using the Dow Jones AIG Commodity Index Total Return to represent the commodities market.

RRS-07-02 June 15, 2007
1.820982.105

Supplement to the

Fidelity® Strategic Real Return Fund

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2006

The following information replaces similar information found in the "Management Contracts" section beginning on page 34.

Christopher Sharpe and Derek Young are co-managers of the fund and receive compensation for their services. As of September 30, 2006, portfolio manager compensation generally consists of a base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each co-manager's bonus are based on (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of certain other FMR funds and accounts (Mr. Sharpe) or other FMR equity funds and accounts (Mr. Young). The pre-tax investment performance of each co-manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over a co-manager's tenure on those fund(s) and account(s) over a measurement period, that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years. A subjective component of each co-manager's bonus is based on the co-manager's overall contribution to management of FMR. The portion of each co-manager's bonus that is linked to the fund's pre-tax investment performance is measured against the Strategic Real Return Composite Index. The components of the Strategic Real Return Composite and their relative weightings in the fund's neutral mix are 30% Lehman Brothers US TIPS Index, 25% CSFB Leveraged Loan Index, 25% Dow Jones AIG Commodity Index Total Return, 8% Morgan Stanley REIT Preferred Stock Index, 8% Merrill Lynch US Corporate-Real Estate Bond Index and 4% FTSE NAREIT All REIT Index. The co-managers also are compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Sharpe as of September 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	23	none	88
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 14,084	none	$ 10,390
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Real Return Fund ($2,874 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2006, the dollar range of shares of the fund beneficially owned by Mr. Sharpe was $1-$10,000.

RRSB-07-01 June 15, 2007
1.832410.102

The following table provides information relating to other accounts managed by Mr. Young as of September 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 13,959	none	$ 1,255
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Real Return Fund ($2,874 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2006, the dollar range of shares of the fund beneficially owned by Mr. Young was none.

The co-managers have allocated assets of the fund to certain central funds and sub-portfolios. As of the date of this SAI, the fund's assets are invested in the following central funds and sub-portfolios:

Central Fund/Sub-Portfolio	Manager(s)
Commodities (sub-portfolio)	Geode Capital Management
Floating Rate Central Fund	Harley Lank
Inflation-protected bonds (sub-portfolio)	William Irving
Real Estate (sub-portfolio)	Mark Snyderman
Ultra Short Central Fund	Andrew Dudley

As of September 30, 2006, the following three Central Funds and/or sub-portfolios represent the largest percentage of the fund's assets: Floating Rate Central Investment Portfolio, the inflation-protected bond sub-portfolio and the commodities sub-portfolio.

Harley Lank is the portfolio manager of Floating Rate Central Investment Portfolio and receives compensation for his services. As of September 30, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Floating Rate Central Investment Portfolio is based on the fund's pre-tax investment performance within the Lipper Loan Participation Objective. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Lank as of September 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	2	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,545	$ 2,171	$ 2,350
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Floating Rate Central Fund ($1,545 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2006, the dollar range of shares of Floating Rate Central Fund beneficially owned by Mr. Lank was none.

William Irving manages the inflation-protected bond sub-portfolio of the fund and receives compensation for his services. As of September 30, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the Lehman Brothers US TIPS Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Dr. Irving as of September 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	4	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 6,341	$ 2,252	$ 481
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 481

* Includes Strategic Real Return Fund ($859 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2006, the dollar range of shares of the fund beneficially owned by Dr. Irving was none.

The commodities sub-portfolio of the fund is managed by Geode, a sub-adviser to the fund. Jeffrey Adams is the lead manager of the commodities sub-portfolio and receives compensation for his services. Bobe Simon is a portfolio manager of the commodities sub-portfolio and receives compensation for his services. Patrick Waddell is a portfolio manager of the commodities sub-portfolio and receives compensation for his services. Fergal Jackson is the assistant portfolio manager of the commodities sub-portfolio and receives compensation for his services. As of September 30, 2006 (October 31, 2006 for Mr. Jackson), portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus is linked to the relative pre-tax investment performance of the fund's assets allocated to the commodities sub-portfolio measured against the Dow Jones AIG Commodity Index Total Return. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

The following table provides information relating to other accounts managed by Mr. Adams as of September 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 52,682	$ 10,696	$ 22
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Real Return Fund ($722 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2006, the dollar range of shares of the fund beneficially owned by Mr. Adams was none.

The following table provides information relating to other accounts managed by Mr. Simon as of September 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 52,682	$ 10,696	$ 22
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Real Return Fund ($722 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2006, the dollar range of shares of the fund beneficially owned by Mr. Simon was none.

The following table provides information relating to other accounts managed by Mr. Waddell as of September 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 52,682	$ 10,696	$ 22
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Real Return Fund ($722 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2006, the dollar range of shares of the fund beneficially owned by Mr. Waddell was none.

The following table provides information relating to other accounts managed by Mr. Jackson as of October 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 55,049	$ 11,016	$ 23
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Real Return Fund ($785 (in millions) assets managed).

As of October 31, 2006, the dollar range of shares of the fund beneficially owned by Mr. Jackson was none.

Supplement to the
Fidelity Advisor Strategic Real Return Fund
Class A, Class T, Class B, and Class C
November 29, 2006
Prospectus

At its January 2007 meeting, the Board of Trustees approved the following modifications: (i) a decrease in the sales loads charged for purchases of Class A shares, (ii) a 0.10% increase in the Distribution and/or Service (12b-1) fee charged for Class A shares, and (iii) an increase in the sales loads charged for purchases of Class T shares. These changes will take effect on April 1, 2007. Details regarding these changes can be found below.

The following information replaces the similar information found in the 3rd paragraph under "Principal Investment Strategies" in the "Investment Details" section on page 7.

The commodity-linked notes and related investments category includes notes and other commodity-linked investments that seek to track all or part of the performance of an index chosen by FMR to represent the commodities market, as well as short-term investment-grade debt securities, and may also include swaps and futures. As of September 30, 2006, FMR was using the Dow Jones AIG Commodity Index Total Return to represent the commodities market.

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	4.00%B	4.00%C	None	None

ARRS-07-03 June 15, 2007
1.820981.106

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expenses	0.30%	0.23%	0.27%	0.29%
Total annual class operating expensesA	1.12%	1.05%	1.74%	1.86%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Strategic Real Return	1.10%	4/1/07	1.10%	9/7/05	1.75%	9/7/05	1.85%	9/7/05

These arrangements may be discontinued by FMR at any time.

Effective April 1, 2007, the following information replaces the similar information for Class A, Class T, and Class B found under the heading "Fee Table" in the "Fund Summary" section on page 6.

	Class A		Class T		Class B
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 510	$ 510	$ 503	$ 503	$ 677	$ 177
3 years	$ 742	$ 742	$ 721	$ 721	$ 848	$ 548
5 years	$ 992	$ 992	$ 956	$ 956	$ 1,144	$ 944
10 years	$ 1,709	$ 1,709	$ 1,631	$ 1,631	$ 1,811A	$ 1,811A

A Reflects conversion to Class A shares after a maximum of seven years.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 34.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999B	4.00%	4.17%	3.75%
$50,000 to $99,999	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.25%	2.30%	2.00%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 to $3,999,999	None	None	0.75%
$4,000,000 to $24,999,999	None	None	0.50%
$25,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 35.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	4.00%	4.17%	3.75%
$50,000 to $99,999	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.25%	2.30%	2.00%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 42.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

The following information replaces the similar information found in the 3rd bullet in the "Fidelity Advisor Systematic Withdrawal Program" table on page 26.

  Aggregate redemptions per 12-month period from your account may not exceed 12% of the account value and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section beginning on page 33.

The CDSC may be waived on the redemption of shares (applies to Class A, Class B, Class C and Class T, unless otherwise noted):

A form may be required.

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) Purchased by the Fidelity Investments Charitable Gift Fund;

8. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

9. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

Supplement to the
Fidelity Advisor Strategic Real Return Fund
Institutional Class
November 29, 2006
Prospectus

The following information replaces the similar information found in the 3rd paragraph under "Principal Investment Strategies" in the "Investment Details" section on page 6.

The commodity-linked notes and related investments category includes notes and other commodity-linked investments that seek to track all or part of the performance of an index chosen by FMR to represent the commodities market, as well as short-term investment-grade debt securities, and may also include swaps and futures. As of September 30, 2006, FMR was using the Dow Jones AIG Commodity Index Total Return to represent the commodities market.

ARRSI-07-01 June 15, 2007
1.820980.104

Supplement to the

Fidelity Advisor Strategic Real Return Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Strategic Real Return Fund

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2006

The following information replaces similar information found in the "Management Contracts" section beginning on page 33.

Christopher Sharpe and Derek Young are co-managers of the fund and receive compensation for their services. As of September 30, 2006, portfolio manager compensation generally consists of a base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each co-manager's bonus are based on (i) the pre-tax investment performance of the co-manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of certain other FMR funds and accounts (Mr. Sharpe) or other FMR equity funds and accounts (Mr. Young). The pre-tax investment performance of each co-manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over a co-manager's tenure on those fund(s) and account(s) over a measurement period, that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years. A subjective component of each co-manager's bonus is based on the co-manager's overall contribution to management of FMR. The portion of each co-manager's bonus that is linked to the fund's pre-tax investment performance is measured against the Strategic Real Return Composite Index. The components of the Strategic Real Return Composite and their relative weightings in the fund's neutral mix are 30% Lehman Brothers US TIPS Index, 25% CSFB Leveraged Loan Index, 25% Dow Jones AIG Commodity Index Total Return, 8% Morgan Stanley REIT Preferred Stock Index, 8% Merrill Lynch US Corporate-Real Estate Bond Index and 4% FTSE NAREIT All REIT Index. The co-managers also are compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Sharpe as of September 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	23	none	88
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 14,084	none	$ 10,390
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Real Return Fund ($2,874 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

ARRS/ARRSIB-07-01 June 15, 2007
1.832411.102

As of September 30, 2006, the dollar range of shares of the fund beneficially owned by Mr. Sharpe was $1-$10,000.

The following table provides information relating to other accounts managed by Mr. Young as of September 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 13,959	none	$ 1,255
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Real Return Fund ($2,874 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2006, the dollar range of shares of the fund beneficially owned by Mr. Young was none.

The co-managers have allocated assets of the fund to certain central funds and sub-portfolios. As of the date of this SAI, the fund's assets are invested in the following central funds and sub-portfolios:

Central Fund/Sub-Portfolio	Manager(s)
Commodities (sub-portfolio)	Geode Capital Management
Floating Rate Central Fund	Harley Lank
Inflation-protected bonds (sub-portfolio)	William Irving
Real Estate (sub-portfolio)	Mark Snyderman
Ultra Short Central Fund	Andrew Dudley

As of September 30, 2006, the following three Central Funds and/or sub-portfolios represent the largest percentage of the fund's assets: Floating Rate Central Investment Portfolio, the inflation-protected bond sub-portfolio and the commodities sub-portfolio.

Harley Lank is the portfolio manager of Floating Rate Central Investment Portfolio and receives compensation for his services. As of September 30, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a Lipper peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Floating Rate Central Investment Portfolio is based on the fund's pre-tax investment performance within the Lipper Loan Participation Objective. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Lank as of September 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	2	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,545	$ 2,171	$ 2,350
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Floating Rate Central Fund ($1,545 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2006, the dollar range of shares of Floating Rate Central Fund beneficially owned by Mr. Lank was none.

William Irving manages the inflation-protected bond sub-portfolio of the fund and receives compensation for his services. As of September 30, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the Lehman Brothers US TIPS Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Dr. Irving as of September 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	4	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 6,341	$ 2,252	$ 481
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 481

* Includes Strategic Real Return Fund ($859 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2006, the dollar range of shares of the fund beneficially owned by Dr. Irving was none.

The commodities sub-portfolio of the fund is managed by Geode, a sub-adviser to the fund. Jeffrey Adams is the lead manager of the commodities sub-portfolio and receives compensation for his services. Bobe Simon is a portfolio manager of the commodities sub-portfolio and receives compensation for his services. Patrick Waddell is a portfolio manager of the commodities sub-portfolio and receives compensation for his services. Fergal Jackson is the assistant portfolio manager of the commodities sub-portfolio and receives compensation for his services. As of September 30, 2006 (October 31, 2006 for Mr. Jackson), portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of each portfolio manager's bonus is linked to the relative pre-tax investment performance of the fund's assets allocated to the commodities sub-portfolio measured against the Dow Jones AIG Commodity Index Total Return. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

A portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

The following table provides information relating to other accounts managed by Mr. Adams as of September 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 52,682	$ 10,696	$ 22
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Real Return Fund ($722 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2006, the dollar range of shares of the fund beneficially owned by Mr. Adams was none.

The following table provides information relating to other accounts managed by Mr. Simon as of September 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 52,682	$ 10,696	$ 22
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Real Return Fund ($722 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2006, the dollar range of shares of the fund beneficially owned by Mr. Simon was none.

The following table provides information relating to other accounts managed by Mr. Waddell as of September 30, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 52,682	$ 10,696	$ 22
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Real Return Fund ($722 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of September 30, 2006, the dollar range of shares of the fund beneficially owned by Mr. Waddell was none.

The following table provides information relating to other accounts managed by Mr. Jackson as of October 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 55,049	$ 11,016	$ 23
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Real Return Fund ($785 (in millions) assets managed).

As of October 31, 2006, the dollar range of shares of the fund beneficially owned by Mr. Jackson was none.